Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2024
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2024 and 2023 consisted of the following:

	For the six months ended September 30,
	2024	2023

	(In millions)
Loans and advances	¥114,194	¥129,983
Loan commitments	(6,494)	(5,132)
Financial guarantees	(2,638)	5,402

Total impairment charges on financial assets	¥105,062	¥130,253